Acquisitions - Business Combinations, Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 17, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 USD ($) business	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) business	Sep. 16, 2020 USD ($)
Business Acquisition [Line Items]
Carrying value of equity investments					$ 11,017		$ 21,137	$ 11,017
Restructuring, acquisition, integration and other, net							$ 27,762	150,005	$ 199,778
Weighted average amortization period for intangible assets			10 years				11 years
Cash consideration, net of cash acquired							$ 0	239,572	$ 68,058
Developed Technology
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets							10 years 8 months 12 days
NeuMoDx
Business Acquisition [Line Items]
Carrying value of equity investments										$ 41,000
NeuMoDx
Business Acquisition [Line Items]
Percentage of shares acquired	80.10%
Percent of shares held prior to acquisition										19.90%
Cash consideration paid	$ 251,700		$ 251,730		251,730
Acquisition related costs	$ 2,500
Acquisition related costs expensed								1,800
Fair value of minority interest			52,727		52,727			52,700
Gain on revaluation in connection with acquisition of remaining minority interest								11,700
Accrued litigation related liability			$ 18,770		69,585			69,585
Restructuring, acquisition, integration and other, net							$ 2,000
Pro forma net sales								1,900,000
Pro forma net income (loss)								$ 347,000
Pro forma diluted net loss per common share (in USD per share) | $ / shares								$ 1.48
NeuMoDx | Pending Litigation
Business Acquisition [Line Items]
Accrued litigation related liability					$ 55,000			$ 55,000
NeuMoDx | Litigation Settlement
Business Acquisition [Line Items]
Legal settlement amount awarded		$ 53,000
NeuMoDx | Control Premium
Business Acquisition [Line Items]
Minority interest investment, measurement input	0.20
NeuMoDx | Developed Technology
Business Acquisition [Line Items]
Expected completion term							5 years
N-of-One, Inc.
Business Acquisition [Line Items]
Cash consideration, net of cash acquired				$ 24,500
Additional Acquisitions
Business Acquisition [Line Items]
Cash consideration, net of cash acquired						$ 43,500
Number of companies acquired | business						2			3